Note 12 - Investment Securities and Other Comprehensive Income (Loss) - Cost and Fair Values of Investment Securities Available-for-sale (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value		$ 284,329
Mutual Fund [Member]
Cost		282,828
Gross Unrealized Gains		1,501
Gross Unrealized Losses
Fair Value		$ 284,329